October 21, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century California Tax-Free and Municipal Funds (the "Registrant")
1933 Act File No. 2-82734, Post-Effective Amendment No. 45
1940 Act File No. 811-3706, Amendment No. 49

Ladies and Gentlemen:

Pursuant to Section  101(a) of  Regulation  S-T and Rule  485(a)  under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following  1933 Act  Post-Effective  Amendment No. 45 and 1940 Act Amendment No. 49 to the Registration Statement on Form N-1A filed by the Registrant.

The principal purpose of this Post-Effective Amendment is to add a summary section to each fund’s prospectus to incorporate new Form N-1A items.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

 /s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com